Shareholder Report, Holdings (Details) - C000127983	Jun. 30, 2024
Microsoft8080881
Holdings [Line Items]
Percent of Total Investments	9.70%
Novo Nordisk8080801
Holdings [Line Items]
Percent of Total Investments	6.20%
Amazon.com8080819
Holdings [Line Items]
Percent of Total Investments	6.10%
Apple8080822
Holdings [Line Items]
Percent of Total Investments	5.40%
Alphabet8080816
Holdings [Line Items]
Percent of Total Investments	4.30%
Visa8080923
Holdings [Line Items]
Percent of Total Investments	3.90%
Texas Instruments8080911
Holdings [Line Items]
Percent of Total Investments	3.40%
UnitedHealth Group8080917
Holdings [Line Items]
Percent of Total Investments	3.40%
Intuitive Surgical8080870
Holdings [Line Items]
Percent of Total Investments	2.80%
Intuit8080867
Holdings [Line Items]
Percent of Total Investments	2.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	84.30%